S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 05, 2025
spac [Line Items]
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	If we submit our initial business combination to our public shareholders for a vote, our initial shareholders, directors and officers have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any shares held by them in favor of our initial business combination.
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Sponsor Business, General Character [Text Block]	Formed in July 2024, the sponsor is a U.S.-based limited liability company formed for the purpose of acting as the sponsor in connection with this offering and the sponsor conducts no other business.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to certain restrictions on such party’s ability to transfer, assign or sell the founder shares and private units to unaffiliated parties, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
founder shares

(i) with respect to 50% of the founder shares, the earlier of six months after the date of the consummation of our initial business combination and the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading

Drugs Made In America Acquisition II LLC, Lynn Stockwell, Glenn Worman, Catherine Do, G. Sridhar Prasad and Myron W. Shulgan

Pursuant to a letter agreement with us, our initial shareholders have agreed not to transfer, assign or sell any of their founder shares or the private units, including the underlying private shares and private rights, until the earlier to occur of: (i) with respect to 50% of the founder shares and private units, the earlier of six months after the date of the consummation of our initial business combination and the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

days within any 30-trading day period commencing after our initial business combination and (ii) with respect to the remaining 50% of the founder shares, six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

initial business combination and (ii) with respect to the remaining 50% of the founder shares and private units, six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Units”). However, if after a business combination there is a transaction whereby all the outstanding shares are exchanged or redeemed for cash (as would be the case in a post-asset sale liquidation) or another issuer’s shares then the founder shares and the private units (or any ordinary shares underlying thereunder) shall be permitted to participate. We refer to such transfer restrictions throughout this prospectus as the lock-up. We could agree to permit the holders of our founder shares to transfer shares or agree to cancel such securities. Although no such transfers or cancellations are contemplated, we could agree to permit such transfer or cancellation to facilitate the closing of a business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our initial shareholders with respect to any founder shares.

private units

30 (i) with respect to 50% of the private units, including the underlying private shares and private rights, the earlier of six months after the date of the consummation of our initial business combination and the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading

		Drugs Made In America Acquisition II LLC and Lynn Stockwell	Same as for the founder shares
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

days within any 30-trading day period commencing after our initial business combination and (ii) with respect to the remaining 50% of the private units, including the underlying private shares and private rights, six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

SPAC Initial Shareholders [Member]
spac [Line Items]
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	Our sponsor, directors and officers have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any shares held by them in connection with the completion of our initial business combination.